Investments - Summary of Total Assets, Liabilities and Capital (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investment Holdings [Line Items]
Total Assets	$ 6,934,368	$ 9,323,609
Total Liabilities	501,270	228,614
Total Partners' Capital	6,433,098	9,094,995	$ 13,267,660	$ 13,769,331
SECOR Master Fund [Member]
Investment Holdings [Line Items]
Total Assets	22,831,484	39,231,542
Total Liabilities	18,066,303	679,104
Total Partners' Capital	$ 4,765,181	$ 38,552,438